Summary Of Principal Accounting Policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 29, 2023
Foreign currency exchange rate, translation								1
Restricted cash term period	12 months	12 months
Estimated liabilities for return allowances | ¥				¥ 0.0			¥ 0.0
Outsourcing expenses	$ 366,700,000	¥ 2,603.5		3,382.1		¥ 4,266.0
Advertising expense	22,100,000	156.8		306.1		1,023.6
Impairment loss on long-lived assets | $	0		$ 0		$ 0
Referral services	400,000	2.8		17.6		122.3
Employee benefits expenses	34,100,000	241.9		238.7		¥ 231.3
Cash and bank deposits	$ 742,500,000			¥ 6,495.7			¥ 5,271.9
Foreign currency exchange rate risk	1.70%			9.20%	2.30%	2.30%	1.70%
Other comprehensive income (loss), foreign currency transaction and translation adjustment, net of tax	$ 4,700,000	33.1		¥ 172.4		¥ 161.3
Income from government subsidies	2,600,000	¥ 18.1		15.0		¥ 16.8
Government subsidies	$ 13,000,000			¥ 60.0			¥ 92.0
Maximum [Member]
Intial Lease Term	12 months						12 months
RMB
Foreign currency exchange rate, translation								0.070999